Document And Entity Information	Jan. 13, 2021	Jan. 07, 2021
Document Type	8-K
Document Period End Date	Jan. 13, 2021	Jan. 07, 2021
Entity Registrant Name	READING INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	1-8625
Entity Tax Identification Number	95-3885184
Entity Address, Address Line One	5995 Sepulveda Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Culver City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90230
City Area Code	213
Local Phone Number	235-2240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000716634
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	RDI
Security Exchange Name	NASDAQ
Common Class B [Member]
Title of 12(b) Security	Class B Common Stock, $0.01 par value
Trading Symbol	RDIB
Security Exchange Name	NASDAQ